LOSS PER SHARE - Additional Information (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOSS PER SHARE
Anti-dilutive securities excluded from computation of diluted loss per share	25,063,978	13,213,978	20,383,333	5,778,846